Schedule of Performance Rights Activity (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Performance rights, nonvested, beginning balance	499,825	266,332	2,630,193
Granted	887,956	290,375
Exercised	(285,785)	(6,250)	(716,932)
Forfeited	(211,968)	(50,632)	(1,646,929)
Performance rights, nonvested, ending balance	890,028	499,825	266,332